Consolidated shareholders’ equity - Principal Characteristics of Restricted Share Plans (Details) € / shares in Units, € in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2023 shares	May 31, 2023 shares	Dec. 31, 2022 shares	May 31, 2022 shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares
Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares					126,935	123,940
Restricted share plan 2023 | Performance share plan one
Disclosure of classes of share capital [line items]
Service period					3 years
Total number of shares awarded (in shares) | shares					3,838,434
Fair value of plan at the date of grant | €					€ 326
Restricted share plan 2023 | Performance share plan one | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares					2,425,047
Fair value per share awarded (in euros per share)					€ 87.69
Restricted share plan 2023 | Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares					1,413,387
Fair value per share awarded (in euros per share)					€ 83.74
Fair value per share awarded for three year service period, additional shares (in euros per share)					43.60
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)					€ 82.17
Restricted share plan 2023 | Performance share plan two
Disclosure of classes of share capital [line items]
Service period					3 years
Total number of shares awarded (in shares) | shares					65,129
Fair value of plan at the date of grant | €					€ 5
Restricted share plan 2023 | Performance share plan two | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares					944
Fair value per share awarded (in euros per share)					€ 77.42
Restricted share plan 2023 | Performance share plan two | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares					64,185
Fair value per share awarded (in euros per share)					€ 74.50
Fair value per share awarded for three year service period, additional shares (in euros per share)					34.90
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)					€ 0
Restricted share plan 2022 | Performance share plan one
Disclosure of classes of share capital [line items]
Service period						3 years
Total number of shares awarded (in shares) | shares						3,344,432
Fair value of plan at the date of grant | €						€ 294
Restricted share plan 2022 | Performance share plan one | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares						2,000,627
Fair value per share awarded (in euros per share)						€ 91.19
Restricted share plan 2022 | Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares						1,343,805
Fair value per share awarded (in euros per share)						€ 86.65
Fair value per share awarded for three year service period, additional shares (in euros per share)						49.00
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)						€ 84.46
Restricted share plan 2022 | Performance share plan two
Disclosure of classes of share capital [line items]
Service period						3 years
Total number of shares awarded (in shares) | shares						109,981
Fair value of plan at the date of grant | €						€ 8
Restricted share plan 2022 | Performance share plan two | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares						10,335
Fair value per share awarded (in euros per share)						€ 79.17
Restricted share plan 2022 | Performance share plan two | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares						99,646
Fair value per share awarded (in euros per share)						€ 69.60
Fair value per share awarded for three year service period, additional shares (in euros per share)						54.70
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)						€ 0
Restricted share plan 2021 | Performance share plan one
Disclosure of classes of share capital [line items]
Service period							3 years
Total number of shares awarded (in shares) | shares							3,484,420
Fair value of plan at the date of grant | €							€ 262
Restricted share plan 2021 | Performance share plan one | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares							2,209,901
Fair value per share awarded (in euros per share)							€ 77.27
Restricted share plan 2021 | Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares		121,097		114,874			1,274,519
Fair value per share awarded (in euros per share)							€ 71.30
Fair value per share awarded for three year service period, additional shares (in euros per share)							0
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)							€ 71.30
Restricted share plan 2021 | Performance share plan two
Disclosure of classes of share capital [line items]
Service period							3 years
Total number of shares awarded (in shares) | shares							13,521
Fair value of plan at the date of grant | €							€ 1
Restricted share plan 2021 | Performance share plan two | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares							0
Fair value per share awarded (in euros per share)							€ 0
Restricted share plan 2021 | Performance share plan two | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares) | shares	5,838		9,066				13,521
Fair value per share awarded (in euros per share)							€ 68.45
Fair value per share awarded for three year service period, additional shares (in euros per share)							0
Fair value per share awarded for three year service period, to chief executive officer (in euros per share)							€ 0